PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Austria	0.8%
ANDRITZ A.G.		8,581	$530,328
Belgium	1.1%
Cenergy Holdings S.A.		76,939	788,468
Brazil	5.7%
Afya Ltd. - Class A(a)		14,574	257,231
C&A MODAS S.A.(a)		338,000	564,734
Cia Brasileira de Aluminio(a)		510,500	635,602
Dexco S.A.		177,400	208,180
Embraer S.A. - ADR(a)		23,909	616,852
Hapvida Participacoes e Investimentos S.A.(a)(b)		565,600	387,515
LWSA S.A.(a)(b)		178,700	129,467
Pagseguro Digital Ltd. - Class A(a)		34,818	407,023
Santos Brasil Participacoes S.A.		318,500	777,719
			3,984,323
Canada	2.3%
Capstone Copper Corp.(a)		109,903	779,255
Pan American Silver Corp.		41,397	822,972
			1,602,227
Chile	0.5%
Enel Chile S.A.		6,266,702	353,607
China	5.5%
Airtac International Group		17,300	525,096
First Tractor Co. Ltd. - Class H		618,000	585,015
SooChow Securities Co. Ltd. - Class A		385,499	311,237
TAL Education Group - ADR(a)		65,531	699,216
Tongcheng Travel Holdings Ltd.		296,400	587,842
Xinyi Glass Holdings Ltd.		263,000	288,017
Yihai International Holding Ltd.		263,000	439,774
ZJLD Group, Inc.(b)		383,000	395,495
			3,831,692
Cyprus	0.5%
Theon International PLC(a)		26,049	355,762
France	0.6%
Eramet S.A.		4,179	423,139
Greece	0.7%
Athens International Airport S.A.		27,611	232,935
OPAP S.A.		17,796	279,027
			511,962
Hong Kong	1.4%
Pacific Basin Shipping Ltd.		625,000	196,990
Sinotruk Hong Kong Ltd.		314,000	815,101
			1,012,091

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hungary	0.5%
Richter Gedeon Nyrt		14,002	$363,794
India	26.4%
Ashoka Buildcon Ltd.(a)		309,529	831,352
Aster DM Healthcare Ltd.(b)		83,387	345,764
Bikaji Foods International Ltd.		25,379	217,489
Brigade Enterprises Ltd.		76,515	1,235,147
Computer Age Management Services Ltd.		14,850	642,370
CreditAccess Grameen Ltd.(a)		30,760	487,390
Emami Ltd.		44,703	368,944
Exide Industries Ltd.		185,694	1,256,393
Genus Power Infrastructures Ltd.		219,246	812,305
IRB Infrastructure Developers Ltd.		731,339	567,102
Jyothy Labs Ltd.		92,515	477,513
KPIT Technologies Ltd.		32,957	644,445
Lemon Tree Hotels Ltd.(a)(b)		235,563	406,291
Mrs Bectors Food Specialities Ltd.		51,745	851,531
Narayana Hrudayalaya Ltd.		50,032	722,149
PB Fintech Ltd.(a)		62,745	1,051,144
Phoenix Mills (The) Ltd.		42,614	1,830,473
PNC Infratech Ltd.		159,640	919,858
Shriram Finance Ltd.		27,860	970,395
Sobha Ltd.		21,792	509,960
Thermax Ltd.		19,757	1,267,326
VA Tech Wabag Ltd.(a)		47,933	733,616
Varun Beverages Ltd.		71,594	1,396,278
			18,545,235
Indonesia	3.1%
Aspirasi Hidup Indonesia Tbk PT		11,089,100	578,654
Bank Syariah Indonesia Tbk PT		2,595,100	414,383
Indosat Tbk PT		956,400	624,644
Jasa Marga Persero Tbk PT		806,000	245,032
Vale Indonesia Tbk PT(a)		1,156,515	297,853
			2,160,566
Macau	0.8%
MGM China Holdings Ltd.		354,800	551,529
Malaysia	2.6%
Dayang Enterprise Holdings Bhd.		719,700	400,892
Econpile Holdings Bhd.(a)		3,520,400	339,115
Gamuda Bhd.		434,900	605,970
Mah Sing Group Bhd.		1,282,400	469,186
			1,815,163
Mexico	3.0%
BBB Foods, Inc. - Class A(a)		33,383	796,519
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		84,056	534,596

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Corp. Inmobiliaria Vesta S.A.B. de C.V.		107,400	$321,290
Grupo Traxion S.A.B. de C.V.(a)(b)		294,055	437,667
			2,090,072
Philippines	1.0%
Century Pacific Food, Inc.		585,300	320,708
GT Capital Holdings, Inc.		33,840	357,717
			678,425
Russia	0.0%
Ozon Holdings PLC - ADR(a)**		7,516	—
Saudi Arabia	2.7%
AlKhorayef Water & Power Technologies Co.(a)		7,019	363,107
Saudi Ground Services Co.(a)		37,742	534,429
Savola Group (The)(a)		43,900	545,793
United Electronics Co.		17,902	451,314
			1,894,643
Singapore	0.7%
Yangzijiang Shipbuilding Holdings Ltd.		287,200	519,853
South Africa	2.2%
Aspen Pharmacare Holdings Ltd.		55,283	709,255
Foschini Group (The) Ltd.		65,249	457,986
Nedbank Group Ltd.		28,387	401,871
			1,569,112
South Korea	6.2%
Classys, Inc.		21,450	788,235
Eo Technics Co. Ltd.		4,629	620,124
Eugene Technology Co. Ltd.		19,158	684,091
Hyundai Rotem Co. Ltd.		11,078	327,557
NH Investment & Securities Co. Ltd.		72,813	668,834
Soulbrain Co. Ltd.		1,253	262,406
TSE Co. Ltd.(a)		11,142	481,138
WONIK IPS Co. Ltd.(a)		20,760	520,598
			4,352,983
Switzerland	0.7%
Avolta A.G.(a)		12,650	491,794
Taiwan	18.0%
Acer, Inc.		215,000	309,701
Alchip Technologies Ltd.		3,993	300,657
Arcadyan Technology Corp.		142,000	706,527
Asia Vital Components Co. Ltd.		65,750	1,539,608
ASPEED Technology, Inc.		7,120	1,056,542
E Ink Holdings, Inc.		59,000	456,830
Elan Microelectronics Corp.		166,000	787,209
Elite Material Co. Ltd.		54,000	787,176
Ennoconn Corp.		76,000	783,276
Fositek Corp.		15,000	350,490

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Gold Circuit Electronics Ltd.		87,000	$552,931
Ingentec Corp.		57,000	406,315
King Yuan Electronics Co. Ltd.		278,000	1,015,697
Kinik Co.		96,000	968,747
Sercomm Corp.		34,000	123,393
Sports Gear Co. Ltd.		125,000	352,386
Universal Microwave Technology, Inc.		83,000	736,309
Visual Photonics Epitaxy Co. Ltd.		154,000	781,724
Voltronic Power Technology Corp.		10,550	624,628
			12,640,146
Thailand	0.5%
Ichitan Group PCL - NVDR		760,900	359,987
Turkey	4.0%
Haci Omer Sabanci Holding A.S.		238,964	706,047
MLP Saglik Hizmetleri A.S.(a)(b)		81,348	871,806
Sok Marketler Ticaret A.S.		142,310	274,127
TAB Gida Sanayi Ve Ticaret A.S.(a)		87,552	561,636
Turkiye Sise ve Cam Fabrikalari A.S.		242,716	372,180
			2,785,796
United Arab Emirates	1.6%
Burjeel Holdings PLC(a)		1,064,934	764,738
Emaar Development PJSC		172,641	375,487
			1,140,225
United Kingdom	1.0%
Anglogold Ashanti PLC		10,956	276,171
Hikma Pharmaceuticals PLC		18,309	436,231
			712,402
United States	1.5%
Gran Tierra Energy, Inc.(a)		59,468	575,056
Laureate Education, Inc.		32,382	483,787
			1,058,843
TOTAL COMMON STOCKS (Cost $55,952,189)			67,124,167
EQUITY-LINKED SECURITIES	2.2%
Singapore	2.2%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		369,519	783,915
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 1/31/29(a)		11,416	397,632
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		25,485	390,049
			1,571,596
TOTAL EQUITY-LINKED SECURITIES (Cost $967,034)			1,571,596

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.3%
Brazil	1.3%
Marcopolo S.A.(a)		722,480	$820,691
Randon S.A. Implementos e Participacoes(a)		30,000	58,604
			879,295
TOTAL PREFERRED STOCKS (Cost $836,317)			879,295
RIGHTS	0.0%
India	0.0%
Sobha Ltd.(a)		2,781	9,815
TOTAL RIGHTS (Cost $—)			9,815

SHORT-TERM INVESTMENTS	2.1%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		1,493,071	1,493,071
TOTAL SHORT-TERM INVESTMENTS (Cost $1,493,071)			1,493,071
TOTAL INVESTMENTS (Cost $59,248,611)	101.2%		71,077,944
NET OTHER ASSETS (LIABILITIES)	(1.2%)		(862,437)
NET ASSETS	100.0%		$70,215,507

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $2,974,005 or 4% of net assets.

(c)7-day current yield as of June 30, 2024 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At June 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Industrials	23.8%
Information Technology	20.2
Consumer Discretionary	11.3
Financials	9.5
Consumer Staples	9.2
Health Care	7.6
Real Estate	6.8
Materials	5.9
Utilities	2.5
Energy	1.4
Communication Services	0.9
Total	99.1%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Brazil	8.0%
Ambev S.A. - ADR(a)		7,395,050	$15,159,852
Arcos Dorados Holdings, Inc. - Class A		564,373	5,079,357
B3 S.A. - Brasil Bolsa Balcao		4,101,776	7,513,674
Banco BTG Pactual S.A.(a)		3,383,653	18,709,632
Petroleo Brasileiro S.A. - ADR		1,348,935	19,546,068
Suzano S.A. - ADR(a)		251,273	2,580,574
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		5,558,018	7,526,555
			76,115,712
Canada	2.4%
Barrick Gold Corp.		1,386,582	23,128,188
China	26.3%
China Oilfield Services Ltd. - Class H		11,290,384	10,825,443
China Resources Land Ltd.		4,916,000	16,745,536
ENN Energy Holdings Ltd.		2,608,076	21,483,546
H World Group Ltd.		1,400,000	4,657,160
Imeik Technology Development Co. Ltd. - Class A		305,620	7,198,104
Kunlun Energy Co. Ltd.		4,072,000	4,213,183
Meituan - Class B(a)(b)		2,140,053	30,419,333
Proya Cosmetics Co. Ltd. - Class A		1,198,883	18,186,300
Tencent Holdings Ltd.		1,672,984	79,366,910
Tongcheng Travel Holdings Ltd.		2,741,624	5,437,385
Trip.com Group Ltd.(a)		620,680	29,374,216
Tsingtao Brewery Co. Ltd. - Class H		3,038,389	20,209,350
Xinyi Solar Holdings Ltd.		4,669,325	2,344,934
			250,461,400
Hong Kong	1.9%
Hong Kong Exchanges & Clearing Ltd.		574,463	18,384,627
India	11.3%
HDFC Bank Ltd. - ADR		417,506	26,858,161
ICICI Bank Ltd. - ADR		364,506	10,501,418
Larsen & Toubro Ltd.		450,917	19,153,879
Mahindra & Mahindra Ltd.		851,435	29,227,697
Reliance Industries Ltd.		252,254	9,456,152
UltraTech Cement Ltd.		89,729	12,536,642
			107,733,949
Indonesia	6.0%
Bank Mandiri Persero Tbk PT		67,833,803	25,377,562
Bank Rakyat Indonesia Persero Tbk PT		72,531,954	20,337,708
Mitra Adiperkasa Tbk PT		121,568,409	10,942,689
			56,657,959
Jersey	0.2%
Centamin PLC		1,095,483	1,674,108

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	7.6%
Becle S.A.B. de C.V.		2,800,008	$5,061,288
Bolsa Mexicana de Valores S.A.B. de C.V.		2,467,679	4,178,666
Cemex S.A.B. de C.V. - ADR		3,521,046	22,499,484
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,959,049	23,057,777
Megacable Holdings S.A.B. de C.V. - CPO		714,469	1,795,643
Wal-Mart de Mexico S.A.B. de C.V.		4,632,846	15,766,110
			72,358,968
Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—
			—
South Africa	2.5%
FirstRand Ltd.		5,493,010	23,297,044
South Korea	7.4%
Samsung Electronics Co. Ltd.		493,731	29,057,954
Samsung Electronics Co. Ltd. - REG - GDR		6,376	9,346,310
SK Hynix, Inc.		110,170	18,696,799
SK Square Co. Ltd.(a)		183,141	13,216,040
			70,317,103
Taiwan	12.9%
President Chain Store Corp.		352,927	2,974,566
Taiwan Semiconductor Manufacturing Co. Ltd.		2,683,816	79,515,094
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		114,114	19,834,154
Yuanta Financial Holding Co. Ltd.		21,043,360	20,752,874
			123,076,688
United Arab Emirates	5.8%
Abu Dhabi Commercial Bank PJSC		3,102,852	6,759,741
Aldar Properties PJSC		12,138,818	20,690,094
Emaar Properties PJSC		11,118,204	24,843,172
Fertiglobe PLC		4,173,904	2,736,149
			55,029,156
United States	2.2%
MercadoLibre, Inc.(a)		12,467	20,488,268
TOTAL COMMON STOCKS (Cost $842,874,335)			898,723,170
PREFERRED STOCKS	3.4%
Brazil	3.4%
Azul S.A. - ADR(a)		968,564	3,874,256
Itau Unibanco Holding S.A. - ADR, 3.85%(c)		4,810,378	28,092,608
			31,966,864
TOTAL PREFERRED STOCKS (Cost $38,040,704)			31,966,864

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS	2.0%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(d)		19,369,777	$19,369,777
TOTAL SHORT-TERM INVESTMENTS (Cost $19,369,777)			19,369,777
TOTAL INVESTMENTS (Cost $900,284,816)	99.9%		950,059,811
NET OTHER ASSETS (LIABILITIES)	0.1%		1,320,590
NET ASSETS	100.0%		$951,380,401

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $30,419,333 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(d)7-day current yield as of June 30, 2024 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	24.6%
Information Technology	16.6
Consumer Discretionary	14.4
Communication Services	8.5
Consumer Staples	8.1
Materials	6.9
Real Estate	6.6
Industrials	4.6
Energy	4.1
Utilities	2.7
Health Care	0.8
Total	97.9%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.6%
Australia	1.8%
Fortescue Ltd.		76,510	$1,089,231
Brazil	4.4%
B3 S.A. - Brasil Bolsa Balcao		596,899	1,093,405
NU Holdings Ltd. - Class A(a)		118,931	1,533,021
			2,626,426
Canada	2.1%
Ivanhoe Mines Ltd. - Class A(a)		96,115	1,240,035
Denmark	6.1%
Novo Nordisk A/S - Class B		11,142	1,594,252
Zealand Pharma A/S(a)		16,007	2,046,096
			3,640,348
Indonesia	2.1%
Bank Mandiri Persero Tbk PT		3,319,330	1,241,807
Ireland	4.7%
CRH PLC		18,428	1,381,732
Linde PLC		3,236	1,419,989
			2,801,721
Italy	2.0%
Prysmian S.p.A.		19,273	1,189,857
Japan	9.5%
Mitsubishi Electric Corp.		66,428	1,064,517
NEC Corp.		19,907	1,641,463
Recruit Holdings Co. Ltd.		28,991	1,559,924
Sony Group Corp.		17,034	1,451,657
			5,717,561
South Korea	3.0%
SK Hynix, Inc.		10,569	1,793,650
United Kingdom	4.5%
Antofagasta PLC		48,047	1,276,899
Compass Group PLC		52,184	1,421,666
			2,698,565
United States	58.4%
Alphabet, Inc. - Class A		11,305	2,059,206
Amazon.com, Inc.(a)		9,059	1,750,652
AppLovin Corp. - Class A(a)		14,706	1,223,833
Ares Management Corp. - Class A		10,226	1,362,921
Broadcom, Inc.		1,006	1,615,163
Cadence Design Systems, Inc.(a)		4,805	1,478,739
Chart Industries, Inc.(a)		8,890	1,283,183
Eli Lilly & Co.		1,866	1,689,439
Intercontinental Exchange, Inc.		10,254	1,403,670
Intuit, Inc.		2,132	1,401,172
MercadoLibre, Inc.(a)		810	1,331,154

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Micron Technology, Inc.		11,957	$1,572,704
Microsoft Corp.		4,685	2,093,961
NVIDIA Corp.		20,050	2,476,977
PTC, Inc.(a)		7,664	1,392,319
Regeneron Pharmaceuticals, Inc.(a)		1,409	1,480,901
Roper Technologies, Inc.		2,536	1,429,442
S&P Global, Inc.		3,193	1,424,078
Spotify Technology S.A.(a)		4,460	1,399,503
Synopsys, Inc.(a)		2,415	1,437,070
TPG, Inc.		31,322	1,298,297
Vertex Pharmaceuticals, Inc.(a)		3,216	1,507,403
Viking Therapeutics, Inc.(a)		16,257	861,784
			34,973,571
TOTAL COMMON STOCKS (Cost $42,569,967)			59,012,772

SHORT-TERM INVESTMENTS	2.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)		1,360,942	1,360,942
TOTAL SHORT-TERM INVESTMENTS (Cost $1,360,942)			1,360,942
TOTAL INVESTMENTS (Cost $43,930,909)	100.9%		60,373,714
NET OTHER ASSETS (LIABILITIES)	(0.9%)		(524,299)
NET ASSETS	100.0%		$59,849,415

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2024 is disclosed.
At June 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Information Technology	32.6%
Financials	15.8
Health Care	15.3
Materials	10.7
Consumer Discretionary	9.9
Industrials	8.6
Communication Services	5.7
Total	98.6%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.3%
Australia	2.5%
QBE Insurance Group Ltd.		65,200	$752,644
Brazil	1.7%
Ambev S.A. - ADR(a)		257,130	527,116
Canada	7.7%
Alimentation Couche-Tard, Inc.		10,291	577,494
Cameco Corp.		13,468	662,645
Intact Financial Corp.		6,569	1,094,841
			2,334,980
Finland	1.4%
Kone OYJ - Class B		8,696	431,160
France	16.1%
Pernod Ricard S.A.		4,367	595,832
Publicis Groupe S.A.		8,348	886,716
Sanofi S.A.		10,507	1,013,327
Schneider Electric S.E.		1,908	457,435
Thales S.A.		6,516	1,042,353
TotalEnergies S.E.		13,174	882,049
			4,877,712
Germany	11.5%
Deutsche Boerse A.G.		6,195	1,266,237
Deutsche Post A.G.		12,407	503,810
Infineon Technologies A.G.		22,305	818,600
Merck KGaA		5,477	905,761
			3,494,408
Ireland	2.9%
CRH PLC		11,932	884,212
Japan	19.4%
Daifuku Co. Ltd.		41,249	774,736
Ebara Corp.		46,465	741,118
FUJIFILM Holdings Corp.		42,717	1,002,000
Komatsu Ltd.		34,066	995,052
Murata Manufacturing Co. Ltd.		29,258	605,886
Nitori Holdings Co. Ltd.		5,269	557,813
Pan Pacific International Holdings Corp.		19,585	458,129
SoftBank Corp.		61,249	749,076
			5,883,810
Netherlands	1.9%
Heineken Holding N.V.		7,180	565,925
Singapore	2.4%
DBS Group Holdings Ltd.		27,571	726,187

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	4.1%
Sandvik AB		30,772	$618,342
Svenska Handelsbanken AB - Class A		66,468	635,178
			1,253,520
Switzerland	4.9%
Cie Financiere Richemont S.A. - Class A - REG		3,524	550,741
Roche Holding A.G. (Genusschein)		3,346	927,039
			1,477,780
United Kingdom	17.7%
B&M European Value Retail S.A.		131,287	723,258
Beazley PLC		76,036	679,119
Compass Group PLC		40,820	1,112,073
Diageo PLC		14,847	466,107
National Grid PLC		57,333	640,188
Rio Tinto PLC		6,802	446,336
Shell PLC		36,376	1,304,735
			5,371,816
United States	3.1%
Philip Morris International, Inc.		9,096	921,698
TOTAL COMMON STOCKS (Cost $29,134,702)			29,502,968

SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)		749,132	749,132
TOTAL SHORT-TERM INVESTMENTS (Cost $749,132)			749,132
TOTAL INVESTMENTS (Cost $29,883,834)	99.8%		30,252,100
NET OTHER ASSETS (LIABILITIES)	0.2%		69,285
NET ASSETS	100.0%		$30,321,385

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

At June 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Industrials	18.2%
Financials	17.0
Consumer Staples	12.1
Consumer Discretionary	11.2
Health Care	9.5
Energy	9.4
Information Technology	8.0
Communication Services	5.4
Materials	4.4
Utilities	2.1
Total	97.3%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.7%
Australia	2.2%
Fortescue Ltd.		7,605,739	$108,278,787
Brazil	1.6%
B3 S.A. - Brasil Bolsa Balcao		42,234,201	77,365,024
Canada	4.6%
Ivanhoe Mines Ltd. - Class A(a)		8,496,042	109,612,325
Lundin Mining Corp.		10,496,794	116,856,966
			226,469,291
Denmark	6.5%
Novo Nordisk A/S - Class B		1,091,012	156,107,310
Zealand Pharma A/S(a)		1,279,704	163,578,290
			319,685,600
France	9.8%
Air Liquide S.A.		660,408	113,978,119
Danone S.A.		1,808,546	110,773,059
Publicis Groupe S.A.		1,148,932	122,038,434
Schneider Electric S.E.		589,146	141,245,202
			488,034,814
Germany	2.4%
Deutsche Boerse A.G.		577,672	118,074,183
Indonesia	1.8%
Bank Rakyat Indonesia Persero Tbk PT		311,555,783	87,359,161
Ireland	4.9%
CRH PLC		1,660,074	123,018,496
Linde PLC		277,912	121,950,565
			244,969,061
Italy	2.6%
Prysmian S.p.A.		2,123,789	131,116,340
Japan	31.3%
Chugai Pharmaceutical Co. Ltd.		2,887,186	102,807,918
Disco Corp.		368,405	140,325,337
FUJIFILM Holdings Corp.		6,351,984	148,996,584
Hitachi Ltd.		6,982,875	157,228,692
Japan Exchange Group, Inc.		5,331,543	125,042,625
Komatsu Ltd.		4,332,236	126,542,636
Mitsubishi Electric Corp.		5,759,243	92,292,556
NEC Corp.		1,919,291	158,258,162
ORIX Corp.		6,012,645	133,263,552
Recruit Holdings Co. Ltd.		2,837,523	152,679,089
Sony Group Corp.		1,173,559	100,012,077
Tokyo Electron Ltd.		520,624	113,964,811
			1,551,414,039
Jersey	2.5%
Ferguson PLC		646,612	124,011,736

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	2.2%
BE Semiconductor Industries N.V.		657,884	$109,900,387
South Korea	3.0%
SK Hynix, Inc.		875,342	148,553,083
Sweden	2.6%
EQT AB		4,464,789	130,895,897
Switzerland	4.9%
Alcon, Inc.		1,447,581	128,678,243
Partners Group Holding A.G.		87,276	111,761,835
			240,440,078
United Kingdom	8.6%
Ashtead Group PLC		1,683,907	112,272,330
B&M European Value Retail S.A.		15,870,340	87,429,476
Compass Group PLC		4,176,210	113,773,896
London Stock Exchange Group PLC		961,087	113,964,153
			427,439,855
United States	6.2%
MercadoLibre, Inc.(a)		67,523	110,967,298
Spotify Technology S.A.(a)		316,669	99,367,566
Tenaris S.A.		6,336,077	97,463,684
			307,798,548
TOTAL COMMON STOCKS (Cost $3,898,080,987)			4,841,805,884

SHORT-TERM INVESTMENTS	1.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)		95,778,023	95,778,023
TOTAL SHORT-TERM INVESTMENTS (Cost $95,778,023)			95,778,023
TOTAL INVESTMENTS (Cost $3,993,859,010)	99.6%		4,937,583,907
NET OTHER ASSETS (LIABILITIES)	0.4%		18,210,430
NET ASSETS	100.0%		$4,955,794,337

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2024 is disclosed.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

At June 30, 2024 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Industrials	20.9%
Financials	18.2
Information Technology	16.5
Materials	14.0
Health Care	11.2
Consumer Discretionary	8.2
Communication Services	4.5
Consumer Staples	2.2
Energy	2.0
Total	97.7%

PERPETUAL AMERICAS FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.3%
Guernsey	1.3%
Syncona Ltd.(a)		25,353	$34,792
TOTAL CLOSED-END FUNDS (Cost $58,742)			34,792
COMMON STOCKS	93.6%
Brazil	5.5%
Afya Ltd. - Class A(a)		4,823	85,126
YDUQS Participacoes S.A.		34,011	63,336
			148,462
Canada	4.8%
ATS Corp.(a)		2,699	87,340
Stantec, Inc.		477	39,933
			127,273
Denmark	7.5%
Novo Nordisk A/S - Class B		1,025	146,662
Orsted A/S(a)(b)		1,009	53,600
			200,262
France	2.7%
Hoffmann Green Cement Technologies S.A.S.(a)		670	6,832
Sartorius Stedim Biotech		401	66,270
			73,102
Germany	5.9%
AIXTRON S.E.		4,124	80,913
Carl Zeiss Meditec A.G. - Bearer		456	32,059
Duerr A.G.		2,153	45,562
			158,534
Indonesia	3.2%
Bank Rakyat Indonesia Persero Tbk PT		303,611	85,131
Italy	2.6%
Stevanato Group S.p.A.		3,817	70,004
Japan	3.9%
Horiba Ltd.		1,291	104,716
Netherlands	4.1%
QIAGEN N.V.(a)		2,676	110,567
Norway	1.0%
TOMRA Systems ASA		2,169	25,856
Spain	3.4%
Befesa S.A.(b)		2,741	90,689
Sweden	3.6%
Munters Group AB(b)		5,042	94,960
Switzerland	7.8%
Kardex Holding A.G. - REG		310	78,832
Lonza Group A.G. - REG		237	129,024
			207,856

PERPETUAL AMERICAS FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	2.7%
Autolus Therapeutics PLC - ADR(a)		20,281	$70,578
Ilika PLC(a)		3,720	1,149
			71,727
United States	34.9%
Advanced Drainage Systems, Inc.		614	98,480
Agilent Technologies, Inc.		402	52,111
ANSYS, Inc.(a)		355	114,133
Ecolab, Inc.		607	144,466
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		3,862	114,315
Itron, Inc.(a)		667	66,006
MSA Safety, Inc.		391	73,387
PTC, Inc.(a)		761	138,251
Xylem, Inc.		991	134,409
			935,558
TOTAL COMMON STOCKS (Cost $2,145,152)			2,504,697

SHORT-TERM INVESTMENTS	2.8%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		75,866	75,866
TOTAL SHORT-TERM INVESTMENTS (Cost $75,866)			75,866
TOTAL INVESTMENTS (Cost $2,279,760)	97.7%		2,615,355
NET OTHER ASSETS (LIABILITIES)	2.3%		62,504
NET ASSETS	100.0%		$2,677,859

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $239,249 or 9% of net assets.

(c)7-day current yield as of June 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2024 the industry sectors (excluding short-term investments) for the Regnan Global Equity Impact Solutions were:
Sector Allocation	% of Net Assets
Industrials	29.0%
Health Care	25.2
Information Technology	18.8
Financials	8.8
Materials	5.6
Consumer Discretionary	5.5
Utilities	2.0
Total	94.9%

PERPETUAL AMERICAS FUNDS TRUST
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	49.4%
Apparel & Textile Products	3.9%
Tapestry, Inc. 7.70%, 11/27/30		$100,000	$104,490
Asset Management	9.2%
Ares Capital Corp. 3.88%, 01/15/26		75,000	72,415
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(a)		75,000	75,983
Compass Group Diversified Holdings LLC 5.00%, 01/15/32(b)		50,000	45,246
FS KKR Capital Corp. 6.88%, 08/15/29		50,000	49,581
			243,225
Automotive	3.8%
General Motors Co. 5.40%, 10/15/29		100,000	99,488
Cable & Satellite	3.7%
Comcast Corp. 3.95%, 10/15/25		100,000	98,423
Commercial Support Services	1.9%
GEO Group (The), Inc. 8.63%, 04/15/29(b)		50,000	51,210
Electric Utilities	5.4%
Duke Energy Carolinas LLC 4.85%, 01/15/34		100,000	96,771
Southern (The) Co. 3.70%, 04/30/30		50,000	46,097
			142,868
Institutional Financial Services	5.7%
Nasdaq, Inc. 5.65%, 06/28/25		100,000	100,032
StoneX Group, Inc. 7.88%, 03/01/31(b)		50,000	51,568
			151,600
Internet Media & Services	2.5%
Expedia Group, Inc. 3.25%, 02/15/30		75,000	67,604
Machinery	3.9%
Ingersoll Rand, Inc. 5.70%, 08/14/33		100,000	102,231
Oil & Gas Supply Chain	1.9%
Sunoco L.P. 7.25%, 05/01/32(b)		50,000	51,718
Retail - Discretionary	1.8%
Macy's Retail Holdings LLC 5.88%, 04/01/29(b)		50,000	48,525

PERPETUAL AMERICAS FUNDS TRUST
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Software	3.7%
Oracle Corp. 4.90%, 02/06/33		$100,000	$97,003
Transportation Equipment	2.0%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(b)		50,000	51,800
TOTAL CORPORATE BONDS (Cost $1,311,158)			1,310,185
FOREIGN ISSUER BONDS	2.0%
Electric Utilities	2.0%
TransAlta Corp. 7.75%, 11/15/29		50,000	52,176
TOTAL FOREIGN ISSUER BONDS (Cost $52,169)			52,176
MORTGAGE-BACKED SECURITIES	7.4%
U.S. Government Agencies	7.4%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		203,928	197,366
TOTAL MORTGAGE-BACKED SECURITIES (Cost $198,775)			197,366
U.S. GOVERNMENT OBLIGATIONS	40.4%
U.S. Treasury Bonds, 4.75%, 11/15/43		35,000	35,465
U.S. Treasury Bonds, 4.50%, 02/15/44		275,000	269,758
U.S. Treasury Bonds, 4.13%, 08/15/53		80,000	74,497
U.S. Treasury Notes, 4.50%, 11/15/25		110,000	109,334
U.S. Treasury Notes, 4.00%, 02/29/28		150,000	147,715
U.S. Treasury Notes, 4.00%, 07/31/30		100,000	98,094
U.S. Treasury Notes, 4.63%, 05/31/31		50,000	50,812
U.S. Treasury Notes, 4.38%, 05/15/34		285,000	285,089
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,073,132)			1,070,764

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		8,363	8,363
TOTAL SHORT-TERM INVESTMENTS (Cost $8,363)			8,363
TOTAL INVESTMENTS (Cost $2,643,597)	99.5%		2,638,854
NET OTHER ASSETS (LIABILITIES)	0.5%		12,455
NET ASSETS	100.0%		$2,651,309

PERPETUAL AMERICAS FUNDS TRUST
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

(a)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2024.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $300,067 or 11% of net assets.

(c)7-day current yield as of June 30, 2024 is disclosed.
At June 30, 2024 the TSW Core Plus Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	47.8%
A	10.2
BBB	26.0
BBB-	1.9
BB	9.6
B	3.7
Cash equivalents	0.3
Total	99.5%

PERPETUAL AMERICAS FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Brazil	5.6%
Arcos Dorados Holdings, Inc. - Class A		9,000	$81,000
Banco BTG Pactual S.A.(a)		20,600	113,906
JBS S.A.		17,000	98,136
Localiza Rent a Car S.A.(a)		4,012	30,143
NU Holdings Ltd. - Class A(a)		2,500	32,225
Vale S.A.		7,000	77,913
			433,323
Canada	1.3%
Fairfax India Holdings Corp.(a)(b)		6,700	96,145
China	14.8%
Alibaba Group Holding Ltd.		22,000	198,283
Centre Testing International Group Co. Ltd. - Class A		80,000	110,014
Kingdee International Software Group Co. Ltd.(a)		70,000	65,457
NetEase, Inc.		11,000	210,055
Tencent Holdings Ltd.		8,200	389,011
Topsports International Holdings Ltd.(b)		110,000	58,410
Zijin Mining Group Co. Ltd. - Class H		50,000	105,350
			1,136,580
Czech Republic	1.1%
Colt CZ Group S.E.		2,800	81,074
Greece	3.2%
JUMBO S.A.		3,000	86,037
Motor Oil Hellas Corinth Refineries S.A.		3,000	75,256
OPAP S.A.		5,200	81,532
			242,825
Guatemala	1.4%
Millicom International Cellular S.A.(a)		4,450	109,248
Hong Kong	6.2%
AIA Group Ltd.		20,000	135,315
Lenovo Group Ltd.		120,000	168,407
Shougang Fushan Resources Group Ltd.		184,000	75,407
Sinotruk Hong Kong Ltd.		38,000	98,643
			477,772
Hungary	2.0%
Richter Gedeon Nyrt		6,000	155,889
India	13.1%
Aegis Logistics Ltd.		16,000	167,101
HDFC Bank Ltd.		8,100	163,573
HEG Ltd.		3,000	77,774
ICICI Bank Ltd. - ADR		9,500	273,695
Intellect Design Arena Ltd.		7,000	89,588
Reliance Industries Ltd. - GDR(b)		3,100	230,955
			1,002,686

PERPETUAL AMERICAS FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kazakhstan	1.9%
Kaspi.KZ JSC - ADR		1,100	$141,911
Malaysia	1.0%
Hibiscus Petroleum Bhd.		160,000	78,914
Mexico	3.7%
El Puerto de Liverpool S.A.B. de C.V.		12,500	89,601
Fibra Uno Administracion S.A. de C.V.		64,000	78,640
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		18,000	116,097
			284,338
Poland	1.5%
Dino Polska S.A.(a)(b)		600	60,462
Text S.A.		3,000	56,958
			117,420
South Africa	3.9%
DRDGOLD Ltd. - ADR		10,000	86,100
Naspers Ltd. - Class N		1,100	216,032
			302,132
South Korea	14.0%
Doosan Bobcat, Inc.		2,000	74,045
Hugel, Inc.(a)		700	117,185
KINX, Inc.		1,300	78,260
LG Chem Ltd.		300	74,758
Samsung Electronics Co. Ltd.		8,800	517,914
Shinhan Financial Group Co. Ltd.		4,500	156,879
Value Added Technology Co. Ltd.		3,000	58,543
			1,077,584
Taiwan	13.5%
E Ink Holdings, Inc.		23,000	178,086
Parade Technologies Ltd.		4,500	115,677
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	740,691
			1,034,454
Thailand	1.1%
CP ALL PCL - REG		55,000	82,480
Turkey	3.6%
BIM Birlesik Magazalar A.S.		8,000	133,619
KOC Holding A.S.		20,000	139,177
			272,796
United Arab Emirates	0.5%
Emaar Properties PJSC		16,000	35,751
United Kingdom	2.1%
Georgia Capital PLC(a)		5,000	61,748
Investec PLC		14,000	101,204
			162,952
United States	2.5%
MercadoLibre, Inc.(a)		50	82,170

PERPETUAL AMERICAS FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tecnoglass, Inc.		1,000	$50,180
Yum China Holdings, Inc.		2,000	61,680
			194,030
Vietnam	1.0%
Vinhomes JSC(a)(b)		49,400	72,910
TOTAL COMMON STOCKS (Cost $7,049,470)			7,593,214
RIGHTS	0.0%
Brazil	0.0%
Localiza Rent a Car S.A.(a)		40	64
TOTAL RIGHTS (Cost $—)			64

SHORT-TERM INVESTMENTS	1.2%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		89,682	89,682
TOTAL SHORT-TERM INVESTMENTS (Cost $89,682)			89,682
TOTAL INVESTMENTS (Cost $7,139,152)	100.2%		7,682,960
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(11,679)
NET ASSETS	100.0%		$7,671,281

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $518,882 or 7% of net assets.

(c)7-day current yield as of June 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2024 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Information Technology	25.1%
Financials	16.6
Consumer Discretionary	12.5
Communication Services	10.2
Industrials	10.1
Energy	7.2
Materials	5.5
Consumer Staples	5.0
Health Care	4.3
Real Estate	2.5
Total	99.0%

PERPETUAL AMERICAS FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	95.1%
Asset Management	1.7%
FS KKR Capital Corp. 7.88%, 01/15/29		$150,000	$154,828
Automotive	2.4%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	223,777
Cable & Satellite	2.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	80,542
Sirius XM Radio, Inc. 4.00%, 07/15/28(a)		150,000	135,503
			216,045
Commercial Support Services	3.4%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	155,046
GEO Group (The), Inc. 8.63%, 04/15/29(a)		150,000	153,631
			308,677
Construction Materials	3.3%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		150,000	150,348
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 03/15/27(a)		150,000	150,256
			300,604
Consumer Services	1.6%
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	143,894
Electrical Equipment	1.7%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	152,691
Engineering & Construction	2.1%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	195,590
Home Construction	1.8%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	167,778
Household Products	1.9%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	178,552
Institutional Financial Services	3.6%
Coinbase Global, Inc. 3.63%, 10/01/31(a)		125,000	100,224
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	232,058
			332,282

PERPETUAL AMERICAS FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Insurance	2.7%
Markel Group, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%) 6.00%, 06/01/25(b)		$250,000	$248,267
Leisure Facilities & Services	13.2%
Carnival Corp. 5.75%, 03/01/27(a)		150,000	148,189
Cinemark U.S.A., Inc. 5.88%, 03/15/26(a)		175,000	173,095
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	154,983
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	76,666
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	141,564
NCL Corp. Ltd. 5.88%, 03/15/26(a)		100,000	98,862
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	96,744
Travel + Leisure Co. 6.60%, 10/01/25		175,000	176,080
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	145,408
			1,211,591
Leisure Products	3.4%
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	313,044
Machinery	3.0%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	153,352
Titan International, Inc. 7.00%, 04/30/28		125,000	120,210
			273,562
Oil & Gas Supply Chain	6.4%
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		150,000	153,369
Permian Resources Operating LLC 9.88%, 07/15/31(a)		250,000	276,726
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	153,751
			583,846
Publishing & Broadcasting	1.7%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	155,593

PERPETUAL AMERICAS FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	3.3%
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		$150,000	$155,112
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 02/15/28(a)		150,000	146,892
			302,004
Retail - Consumer Staples	3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 01/15/27(a)		250,000	241,479
Arko Corp. 5.13%, 11/15/29(a)		125,000	108,816
			350,295
Retail - Discretionary	9.6%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	98,456
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	139,494
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	141,895
Dillard's, Inc. 7.75%, 07/15/26		175,000	180,725
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	97,049
Patrick Industries, Inc. 4.75%, 05/01/29(a)		150,000	138,190
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	90,262
			886,071
Software	1.7%
Concentrix Corp. 6.60%, 08/02/28		150,000	151,833
Specialty Finance	12.2%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	193,328
Credit Acceptance Corp. 6.63%, 03/15/26		100,000	99,860
Enova International, Inc. 8.50%, 09/15/25(a)		150,000	150,112
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		200,000	202,829
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 7.14%, 12/21/65(a)(b)		150,000	122,216
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	171,274

PERPETUAL AMERICAS FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Rithm Capital Corp. 6.25%, 10/15/25(a)		$87,000	$86,412
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	95,317
			1,121,348
Transportation & Logistics	3.7%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	100,065
GN Bondco LLC 9.50%, 10/15/31(a)		200,000	186,416
United Airlines Holdings, Inc. 4.88%, 01/15/25		50,000	49,638
			336,119
Transportation Equipment	2.3%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	207,198
Wholesale - Consumer Staples	0.7%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		75,000	67,707
Wholesale - Discretionary	1.6%
G-III Apparel Group Ltd. 7.88%, 08/15/25(a)		150,000	150,477
TOTAL CORPORATE BONDS (Cost $8,783,658)			8,733,673
FOREIGN ISSUER BONDS	2.7%
Chemicals	1.6%
Methanex Corp. 5.25%, 12/15/29		150,000	144,724
Electric Utilities	1.1%
TransAlta Corp. 7.75%, 11/15/29		100,000	104,352
TOTAL FOREIGN ISSUER BONDS (Cost $258,154)			249,076

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(c)		72,971	72,971
TOTAL SHORT-TERM INVESTMENTS (Cost $72,971)			72,971
TOTAL INVESTMENTS (Cost $9,114,783)	98.6%		9,055,720
NET OTHER ASSETS (LIABILITIES)	1.4%		130,710
NET ASSETS	100.0%		$9,186,430

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $6,948,901 or 76% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at June 30, 2024, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of June 30, 2024 is disclosed.

PERPETUAL AMERICAS FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

At June 30, 2024 the TSW High Yield Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB	3.0%
BBB-	1.7
BB	63.4
B	27.9
CCC	1.8
Cash equivalents	0.8
Total	98.6%

PERPETUAL AMERICAS FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.0%
Belgium	3.3%
Anheuser-Busch InBev S.A./N.V. - ADR		21,000	$1,221,150
Germany	3.4%
Bayer A.G. - ADR		180,000	1,267,200
Ireland	4.3%
Jazz Pharmaceuticals PLC(a)		5,000	533,650
Willis Towers Watson PLC		4,000	1,048,560
			1,582,210
Japan	3.2%
Nintendo Co. Ltd. - ADR		89,000	1,183,700
United States	75.8%
Alphabet, Inc. - Class C		2,740	502,571
Applied Materials, Inc.		2,000	471,980
Arch Capital Group Ltd.(a)		4,000	403,560
Bank of America Corp.		20,000	795,400
Berkshire Hathaway, Inc. - Class B(a)		3,500	1,423,800
Bio-Rad Laboratories, Inc. - Class A(a)		3,000	819,330
Charles Schwab (The) Corp.		5,100	375,819
Cigna (The) Group		2,709	895,514
Cisco Systems, Inc.		14,000	665,140
Citigroup, Inc.		10,000	634,600
Corpay, Inc.(a)		3,000	799,230
Crown Castle, Inc.		8,000	781,600
CVS Health Corp.		10,200	602,412
Dell Technologies, Inc. - Class C		3,000	413,730
Dominion Energy, Inc.		32,000	1,568,000
Evergy, Inc.		14,000	741,580
FedEx Corp.		2,000	599,680
First Citizens BancShares, Inc. - Class A		300	505,083
Hess Corp.		5,000	737,600
Jacobs Solutions, Inc.		3,000	419,130
Kinder Morgan, Inc.		68,600	1,363,082
Kraft Heinz (The) Co.		33,100	1,066,482
Liberty Broadband Corp. - Class C(a)		26,100	1,430,802
Liberty Media Corp. - Liberty SiriusXM(a)		22,225	492,506
Lockheed Martin Corp.		1,800	840,780
Lowe's Cos., Inc.		3,000	661,380
McKesson Corp.		2,100	1,226,484
Merck & Co., Inc.		4,000	495,200
Occidental Petroleum Corp.		13,000	819,390
Pfizer, Inc.		46,700	1,306,666
Post Holdings, Inc.(a)		3,500	364,560
Progressive (The) Corp.		5,600	1,163,176
Regeneron Pharmaceuticals, Inc.(a)		600	630,618

PERPETUAL AMERICAS FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Warner Bros Discovery, Inc.(a)		94,000	$699,360
Williams Cos. (The), Inc.		28,225	1,199,562
			27,915,807
TOTAL COMMON STOCKS (Cost $28,339,883)			33,170,067

SHORT-TERM INVESTMENTS	9.5%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(b)		3,499,980	3,499,980
TOTAL SHORT-TERM INVESTMENTS (Cost $3,499,980)			3,499,980
TOTAL INVESTMENTS (Cost $31,839,863)	99.5%		36,670,047
NET OTHER ASSETS (LIABILITIES)	0.5%		172,137
NET ASSETS	100.0%		$36,842,184

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2024 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Health Care	21.0%
Financials	19.5
Communication Services	11.7
Energy	11.2
Consumer Staples	7.2
Utilities	6.3
Industrials	5.0
Information Technology	4.2
Real Estate	2.1
Consumer Discretionary	1.8
Total	90.0%